Statements of Net Assets Available for Benefits - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value	$ 446,587,449	$ 385,063,442
Notes receivable from participants	6,277,481	5,886,377
Net assets available for benefits	$ 452,864,930	$ 390,949,819